Employee deferred compensation (Tables)	12 Months Ended
Dec. 31, 2011
Employee deferred compensation
Deferred compensation expense

in	2011	2010	2009

Deferred compensation expense (CHF million)

Share awards	767	294	331

Adjustable Performance Plan awards	1,106	963	–

Restricted Cash Awards	253	–	–

Scaled Incentive Share Units	415	561	–

Incentive Share Units	174	723	1,526

Cash Retention Awards	0	578	822

Performance Incentive Plans (PIP I and PIP II) [1]	0	(1)	(21)

2008 Partner Asset Facility awards [2]	3	45	629

Other cash awards	334	422	431

Total deferred compensation expense	3,052	3,585	3,718

Total shares delivered (million)

Total shares delivered	24.2	47.3	39.1

1 Includes claw backs. 2 Represents the change in the underlying fair value of the indexed assets during the period. 2009 also included the vesting of the remaining 33.3% in the first quarter.

Additional information

end of	2011

Estimated unrecognized compensation expense (CHF million)

Share awards	1,100

Adjustable Performance Plan awards	569

Restricted Cash Awards	167

Scaled Incentive Share Units	211

Incentive Share Units	85

Other cash awards	87

Total	2,219

Aggregate remaining weighted-average requisite service period (years)

Aggregate remaining weighted-average requisite service period	1.5

Does not include the estimated unrecognized compensation expense relating to grants made in 2012 for 2011.

Significant fair value assumptions

in	2010		2009

	SISU	ISU	ISU

Significant fair value assumptions

Expected volatility, in %	33.42	33.52	62.97

Expected dividend cash flows, in CHF
2009	–	–	0.10

2010	1.45	1.45	0.60

2011	1.55	1.55	1.00

2012	1.65	1.65	–

2013	1.75	–	–

Expected risk-free interest rate, in %	1.26	1.00	1.24

Expected term, in years	4	3	3

Share awards
Share-based compensation disclosures
Share-based award activities

in	2011		2010		2009

	Number of share awards in million	Weighted- average grant-date fair value in CHF	Number of share awards in million	Weighted- average grant-date fair value in CHF	Number of share awards in million	Weighted- average grant-date fair value in CHF

Share award

Balance at beginning of period	17.3	43.86	15.5	45.67	20.8	61.83

Granted	40.5	41.08	7.2	45.38	8.3	40.37

Settled	(7.6)	43.32	(5.0)	48.43	(12.8)	69.07

Forfeited	(2.1)	43.39	(0.4)	51.65	(0.8)	53.33

Balance at end of period	48.1	41.91	17.3	43.86	15.5	45.67

of which vested	1.8	–	1.3	–	1.2	–

of which unvested	46.3	–	16.0	–	14.3	–

Scaled Incentive Share Unit (SISU)
Share-based compensation disclosures
Share-based award activities

in	2011	2010

Number of awards (million)

Balance at beginning of period	20.4	–

Granted	–	21.1

Settled	(5.1)	(0.2)

Forfeited	(0.6)	(0.5)

Balance at end of period	14.7	20.4

of which vested	1.0	0.2

of which unvested	13.7	20.2

Incentive Share Unit (ISU)
Share-based compensation disclosures
Share-based award activities

in	2011	2010	2009

Number of awards (million)

Balance at beginning of period	37.7	41.5	59.8

Granted [1]	–	6.0	26.4

Settled	(23.3)	(8.4)	(43.6)

Forfeited	(1.1)	(1.4)	(1.1)

Balance at end of period	13.3	37.7	41.5

of which vested	1.4	3.9	2.7

of which unvested	11.9	33.8	38.8

1 Includes ISUs granted in January and through out the year.

Performance Incentive Plans (PIP I and PIP II)
Share-based compensation disclosures
Share-based award activities

in	2011	2010		2009

	PIP II	PIP II	PIP I	PIP II	PIP I

Number of awards (million)

Balance at beginning of period	6.1	6.2	11.9	6.4	12.2

Settled	(6.1)	0.0	(11.7)	0.0	0.0

Forfeited	0.0	(0.1)	(0.2)	(0.2)	(0.3)

Balance at end of period	0.0	6.1	0.0	6.2	11.9

of which vested	–	5.3	0.0	4.5	10.2

of which unvested	–	0.8	0.0	1.7	1.7

Share options
Share-based compensation disclosures
Share-based award activities

in	2011		2010		2009

	Number of share options in million	Weighted- average exercise price in CHF	Number of share options in million	Weighted- average exercise price in CHF	Number of share options in million	Weighted- average exercise price in CHF

Share options

Balance at beginning of period	29.8	64.58	34.9	63.49	39.0	62.19

Exercised	(0.1)	31.78	(0.8)	40.12	(0.7)	40.80

Settled	0.0	0.00	0.0	0.00	(0.3)	68.36

Forfeited	0.0	0.00	0.0	0.00	0.0	70.95

Expired	(12.8)	82.61	(4.3)	60.37	(3.1)	52.05

Balance at end of period	16.9	51.00	29.8	64.58	34.9	63.49

of which exercisable at end of period	16.9	51.00	29.8	64.58	34.8	63.49